UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: ___

This Amendment (Check only one.):  [ ]is a restatement.
                                   [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Technology Crossover Management VII, Ltd.
Address: c/o Technology Crossover Ventures
         528 Ramona Street
         Palo Alto, CA 94301

Form 13F File Number: 28-14824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Frederic D. Fenton
Title:  Authorized Signatory
Phone:  650-614-8200

Signature, Place, and Date of Signing:

/s/ Frederic D. Fenton         Palo Alto, California           November 7, 2012
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   9

Form 13F Information Table Value Total:   $804,972
                                          (thousands)

List of Other Included Managers

No.   Form 13F File Number     Name

                                                                                                                 Voting
                    Title of                 Value       Shares/     Sh/  Put/  Invstmt   Other                Authority
Name of Issuer       Class       CUSIP      (x$1000)     PrnAmt      Prn  Call  Dscretn  Managers     Sole       Shared    None
---------------     --------   ---------    --------   ----------    ---  ----  -------  --------   ---------  ---------   ----
Electronic Arts,
  Inc.*              Common    285512109      93,737    7,386,671*    SH         Sole               7,386,671*    0         0
Envestnet, Inc.      Common    29404K106      20,459    1,748,644     SH         Sole               1,748,644     0         0
ExactTarget, Inc.    Common    30064K105     259,610   10,718,844     SH         Sole              10,718,844     0         0
                     Class A
Facebook, Inc**      Common    30303M102      17,487      807,329     SH         Sole                 807,329     0         0
Groupon,             Class A
  Inc.               Common    399473107      90,837   19,043,356     SH         Sole              19,043,356     0         0
HomeAway, Inc.**     Common    43739Q100     174,277    7,438,220**   SH         Sole               7,438,220**   0         0
Interactive Brokers
  Group, Inc.**      Common    45841N107      49,070    3,500,000**   SH         Sole               3,500,000**   0         0
K12 Inc.             Common    48273U102      80,800    4,000,000     SH         Sole               4,000,000     0         0
Netflix, Inc.        Common    64116L106      18,695      343,400     SH         Sole                 343,400     0         0
                                           ---------
                              TOTAL         $804,972

*     does not include shares owned by TCV V, L.P. or TCV VI L.P.

**    does not include shares owned by TCV VI, L.P.